Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
REINSURANCE
REINSURANCE
In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	2018	2017
Ceded future policyholder benefits and expense	$287.1	$294.0
Ceded unearned premium	2.7	2.9
Ceded claims and benefits payable	93.7	88.6
Ceded paid losses	0.5	0.3
Total	$384.0	$385.8

A key credit quality indicator for reinsurance is the A.M. Best Company ("A.M. Best") financial strength ratings of the reinsurer. A.M. Best financial strength ratings are an independent opinion of a reinsurer’s ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a quarterly basis, or sooner based on developments. The following table provides the reinsurance recoverable as of December 31, 2018 grouped by A.M. Best financial strength ratings:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$281.5	$2.7	$93.7	$0.4	$378.3
B++ or B+	5.6	—	—	—	5.6
Not rated	—	—	—	0.1	0.1
Total Reinsurance recoverable	$287.1	$2.7	$93.7	$0.5	$384.0

The Company has used reinsurance to exit certain businesses, including the Assurant Employee Benefits business and blocks of individual life, annuity, and long-term care business. The reinsurance recoverables relating to these dispositions amounted to $382.8 million as of December 31, 2018. The three reinsurers with the largest reinsurance recoverable balances relating to these dispositions were John Hancock, Sun Life, and Talcott Resolution (formerly owned by The Hartford). The A.M. Best financial strength ratings of these three insurers were A+, A+ and B++, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of Sun Life, John Hancock and Talcott Resolution. Most of the assets backing reserves relating to reinsurance recoverables from these three reinsurers are held in trust. If these reinsurers become insolvent, the Company would be exposed to the risk that assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to the company.

The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution, and other reinsurers as of December 31, 2018 and 2017.

	Years Ended December 31,
Reinsurer	2018	2017
John Hancock	$346.5	$340.7
Sun Life	30.7	37.9
Talcott Resolution	5.6	5.9
Other reinsurers	1.2	1.3
Total	$384.0	$385.8

The largest risk is with John Hancock. As of December 31, 2018 there is $529.7 held in trust to support the coinsurance arrangement. If the value of the assets in this trust falls below the value of the associated statutory liabilities, John Hancock will be required to put more assets in the trust.
If necessary, an allowance for doubtful accounts related to reinsurance recoverables is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.
As of December 31, 2018, the Company does not have an allowance for doubtful accounts balance for these reinsurance recoverables.

The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2018			2017			2016
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8.4	$18.6	$27.0	$8.4	$18.5	$26.9	$9.4	$15.4	$24.8
Premiums assumed	—	—	—	—	0.3	0.3	—	2.6	2.6
Premiums ceded	(8.4)	(17.8)	(26.2)	(8.4)	(17.8)	(26.2)	(9.4)	(13.5)	(22.9)
Net earned premiums	$—	$0.8	$0.8	$—	$1.0	$1.0	$—	$4.5	$4.5
Direct policyholder benefits	$21.5	$8.9	$30.4	$27.0	$10.8	$37.8	$92.1	$9.0	$101.1
Policyholder benefits assumed	—	—	—	—	—	—	0.2	1.8	2.0
Policyholder benefits ceded	(21.5)	(8.7)	(30.2)	(27.0)	(10.4)	(37.4)	(92.3)	(7.8)	(100.1)
Net policyholder benefits	$—	$0.2	$0.2	$—	$0.4	$0.4	$—	$3.0	$3.0

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions, client risk and profit sharing.
Business Divestitures
As referenced in Note 1, the Company has used reinsurance to sell certain businesses, such as for the disposals of Assurant Employee Benefits, Fortis Financial Group and Long-Term Care.
The reinsurance agreement associated with the Fortis Financial Group sale also stipulates that Talcott Resolution contributes funds to increase the value of the separate account assets relating to annuity business sold if such value declines below the value of the associated liabilities. If Talcott Resolution fails to fulfill these obligations, the Company will be obligated to make these payments.
In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. The Company does not currently have the administrative systems and capabilities to process this business. Accordingly, the Company would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. The Company might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.
As of December 31, 2018, the Company was not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of John Hancock, Sun Life, or Talcott Resolution that reinsure the Assurant Employee Benefits, Fortis Financial Group and Long-Term Care businesses, and the Company has not been obligated to fulfill any of such reinsurers’ obligations.
John Hancock, Sun Life, and Talcott Resolution have paid their obligations when due and there have been no disputes.